Digital Currencies - Schedule of Holdings of Digital Currencies (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Digital Currencies - Schedule of Holdings of Digital Currencies (Details) [Line Items]
Bitcoin	$ 4,525,416	$ 822,884